Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,643,843.90

Principal:
Principal Collections	$23,472,088.69
Prepayments in Full	$12,134,443.84
Liquidation Proceeds	$521,225.34
Recoveries	$5,642.80
Sub Total	$36,133,400.67
Collections	$38,777,244.57

Purchase Amounts:
Purchase Amounts Related to Principal	$216,678.03
Purchase Amounts Related to Interest	$1,189.76
Sub Total	$217,867.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,995,112.36

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,995,112.36
Servicing Fee	$779,900.44	$779,900.44	$0.00	$0.00	$38,215,211.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,215,211.92
Interest - Class A-2 Notes	$78,871.31	$78,871.31	$0.00	$0.00	$38,136,340.61
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$37,690,787.28
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$37,553,624.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,553,624.28
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$37,475,891.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,475,891.36
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$37,419,065.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,419,065.36
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$37,346,717.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,346,717.44
Regular Principal Payment	$34,012,482.42	$34,012,482.42	$0.00	$0.00	$3,334,235.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,334,235.02
Residual Released to Depositor	$0.00	$3,334,235.02	$0.00	$0.00	$0.00
Total		$38,995,112.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$34,012,482.42
Total					$34,012,482.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,012,482.42	$66.95	$78,871.31	$0.16	$34,091,353.73	$67.11
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$34,012,482.42	$21.13	$868,494.48	$0.54	$34,880,976.90	$21.67

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$155,156,679.68	0.3054265	$121,144,197.26	0.2384728
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$875,556,679.68	0.5438578	$841,544,197.26	0.5227307

Pool Information
Weighted Average APR	3.428%	3.414%
Weighted Average Remaining Term	43.49	42.70
Number of Receivables Outstanding	53,007	51,787
Pool Balance	$935,880,530.38	$898,881,649.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$881,227,060.60	$846,659,594.96
Pool Factor	0.5592136	0.5371058

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$13,483,224.74
Yield Supplement Overcollateralization Amount	$52,222,054.08
Targeted Overcollateralization Amount	$57,337,451.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,337,451.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		167	$654,445.44
(Recoveries)		59	$5,642.80
Net Loss for Current Collection Period			$648,802.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8319%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6096%
Second Prior Collection Period			0.4853%
Prior Collection Period			0.4629%
Current Collection Period			0.8487%
Four Month Average (Current and Prior Three Collection Periods)			0.6016%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,468	$4,765,467.59
(Cumulative Recoveries)			$227,802.88
Cumulative Net Loss for All Collection Periods			$4,537,664.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2711%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,930.90
Average Net Loss for Receivables that have experienced a Realized Loss			$1,838.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	564	$11,621,993.97
61-90 Days Delinquent	0.19%	74	$1,743,735.68
91-120 Days Delinquent	0.04%	18	$355,565.57
Over 120 Days Delinquent	0.05%	19	$458,910.52
Total Delinquent Receivables	1.58%	675	$14,180,205.74

Repossession Inventory:
Repossessed in the Current Collection Period		36	$795,800.34
Total Repossessed Inventory		57	$1,412,839.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2099%
Prior Collection Period			0.2188%
Current Collection Period			0.2143%
Three Month Average			0.2144%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer